CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Share capital [member]	Other reserves [member]	Former parent net investment [member]		Fair value adjustments on marketable securities [member]	Fair value adjustments on equity securities [member]	Actuarial losses/gain from defined benefit plans [member]	Cumulative currency translation effects [member]	Total value adjustments [member] [2]
Beginning balance at Dec. 31, 2016		$ 23,012	[1]	$ 0	$ 0	$ 23,166	[1]	$ 4	$ 0	$ (61)	$ (97)	$ (154)
Net (loss)/income	[1]	256				256
Other comprehensive (loss)		241	[1]					21		36	184	241
Total comprehensive (loss)/income		497	[1]			256	[1]	21		36	184	241
Movements of financing provided to former parent, net	[1]	(424)				(424)
Other transactions with former parent	[1]	(56)				(56)
Total Other movements	[1]	(480)				(480)
Ending balance (Previously stated [member]) at Dec. 31, 2017		23,029	[1]	0	0	22,942	[1]	25	0	(25)	87	87
Ending balance (Impact of change in accounting policies [member]) at Dec. 31, 2017	[3]					25	[1]	(25)				(25)
Ending balance at Dec. 31, 2017		23,029	[1]	0	0	22,967	[1]	0	0	(25)	87	62
Net (loss)/income	[1]	(227)				(227)
Other comprehensive (loss)		(73)	[1]						(23)	8	(58)	(73)
Total comprehensive (loss)/income		(300)	[1]			(227)	[1]		(23)	8	(58)	(73)
Movements of financing provided to former parent, net	[1]	(119)				(119)
Other transactions with former parent	[1]	27				27
Other movements	[1],[4]	2				2
Total Other movements	[1]	(90)				(90)
Ending balance at Dec. 31, 2018		22,639	[1]	0	0	22,650	[1]	0	(23)	(17)	29	(11)
Net (loss)/income		(656)	[1]		(547)	(109)	[1]
Other comprehensive (loss)		(61)	[1]						(2)	(55)	(4)	(61)
Total comprehensive (loss)/income		(717)	[1]		(547)	(109)	[1]		(2)	(55)	(4)	(61)
Movements of financing provided to former parent, net	[1]	(2,658)				(2,658)
Other transactions with former parent	[1]	(46)				(46)
Reclassification of deferred equity-compensation	[1]	(7)				(7)
Distribution by former parent of share capital		0	[1]	20	19,812	(19,832)	[1]
Equity-based compensation		87	[1]		87
Other movements	[4]	5	[1]		3	2	[1]
Total Other movements		(2,619)	[1]	20	19,902	(22,541)	[1]
Ending balance at Dec. 31, 2019		$ 19,303	[1]	$ 20	$ 19,355	$ 0	[1]	$ 0	$ (25)	$ (72)	$ 25	$ (72)

[1]	"Former parent net investment" and "Equity" were previously presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	"Total value adjustments" recorded through Comprehensive Income are presented net of the corresponding tax effects.
[3]	The impact of change in accounting policies includes $25 million relating to IFRS 9 implementation and nil relating to IFRS 15 implementation
[4]	Activity relates to hyperinflationary accounting (see Note 3 to the Consolidated Financial Statements).